Inventories (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Obsolescence for inventory		$ 100,000	$ 100,000	$ 33,000
BF-RhodoLED [Member]
Provision for inventories			$ 100,000
Xepi [Member]
Obsolescence for inventory				300,000
Ameluz [Member]
Obsolescence for inventory				$ 0